Property, plant and equipment - Additional information (Details)									1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) vessel ship T	May 07, 2021 USD ($) T	Feb. 22, 2021 USD ($)	Feb. 08, 2021 USD ($) T	Nov. 06, 2020 USD ($)	Nov. 06, 2020 vessel	Nov. 06, 2020 agreement	Dec. 30, 2019 USD ($)	Jan. 31, 2022 ship	Jan. 31, 2021 vessel	Mar. 31, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ship vessel T	Dec. 31, 2020 USD ($) vessel	Dec. 15, 2021 vessel	Mar. 31, 2021 T	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 T
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 29,001,000												$ 29,001,000	$ 52,955,000			$ 58,908,000	$ 87,600,000
Number of time charter agreements entered into						2	2
Additions to right-of-use assets													$ 23,476,000	25,701,000
Number VLCCs | ship	3												18
Number of Suezmaxes | ship	5												7
Transfer from shipyard													$ 0
Number of VLCCs delivered | ship									2
Vessels, aggregate amount under construction	$ 3,179,299,000												$ 3,179,299,000	3,127,091,000			3,238,435,000		$ 3,522,010,000
Bareboat leaseback contract duration													54 months
Lease liabilities																		$ 105,300,000
Capital commitments	$ 414,265,000												$ 414,265,000	$ 172,100,000
Ongoing cycle including forecast
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions													1,400,000
Peak-to-peak excluding forecast
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions													0
10-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions													$ 900,000
Sale and leaseback agreement
Disclosure of detailed information about property, plant and equipment [line items]
Bareboat contract average daily rate per vessel								$ 20,681
Bareboat leaseback contract duration								54 months
Weighted average cost of capital, measurement input
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets	0.0519												0.0519
Significant unobservable input, assets, percent change that would lead to no additional impairment	2.00%												2.00%
Adjusted significant unobservable input, assets, that would result in no additional impairment	7.19%												7.19%
VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Sale price													$ 35,370,000
Gains on sale of vessel													1,163,000
Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Sale price													15,974,000
Gains on sale of vessel													$ 9,404,000
Time Charters
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets					$ 24,900,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of properties transferred from construction in progress | vessel	4												4
Transfer from shipyard													$ 382,727,000
Number of VLCCs delivered | vessel										2
Number of vessels under construction | vessel	8												8	4
Vessels, aggregate amount under construction	$ 2,967,787,000												$ 2,967,787,000	$ 2,865,308,000			$ 3,177,262,000		$ 3,520,067,000
Vessels | Delos
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T	300,200												300,200
Vessels | Diodorus
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T	300,200												300,200
Vessels | Doris
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T																300,200
Vessels | Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T																300,200
Vessels | VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets			$ 22,100,000
Carrying capacity | T				307,284
Sale price				$ 35,400,000
Gains on sale of vessel				$ 1,200,000
Lease liabilities	$ 23,400,000		23,400,000										$ 23,400,000
Vessels | VLCC Newton | Sale and leaseback agreement
Disclosure of detailed information about property, plant and equipment [line items]
Bareboat contract average daily rate per vessel			$ 22,500
Bareboat leaseback contract duration			36 months
Vessels | Filikon
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T		149,989
Proceeds from sales of vessels previously held for sale		$ 16,000,000
Gains on sale of vessel												$ 9,400,000
Vessels | Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T																				307,284
Gains (losses) arising from sale and leaseback transactions													$ 4,500,000
Number of boras redelivered | vessel															1
Vessels | Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T																				307,284
Vessels | Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T																				307,284
Vessels | Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Carrying capacity | T																				307,284
Vessels | Nucleus, Neptun, and Navarin | Disposal of asset
Disclosure of detailed information about property, plant and equipment [line items]
Gains on sale of vessel											$ 13,500,000
Vessels | VLLC Navarin, Neptun, and Nucleus | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Number of boras redelivered | vessel											3
Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel	3												3
Eco-Type Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel	5												5
Tankers | 10-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions														700,000
Tankers | 5-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions													$ 7,100,000	2,400,000
Tankers | 3-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions													1,200,000	0
Tankers | 1-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity analysis, impairment recognised due to change in assumptions													$ 28,800,000	$ 0